Summary of Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information

	2015
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$2,450,284	$3,132,139	$3,152,285	$2,604,596	$11,339,304
Gross profit	1,132,449	1,529,986	1,574,552	1,322,239	5,559,226
Net income	131,404	349,937	374,491	198,017	1,053,849
Net income per common share - basic	1.41	3.78	4.04	2.15	11.38
Net income per common share - diluted	1.38	3.70	3.97	2.12	11.16

	2014
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$2,366,556	$3,042,995	$3,150,570	$2,569,412	$11,129,533
Gross profit	1,065,901	1,409,653	1,470,955	1,217,975	5,164,484
Net income	115,457	291,447	326,240	132,743	865,887
Net income per common share - basic	1.16	3.00	3.42	1.40	8.95
Net income per common share - diluted	1.14	2.94	3.35	1.37	8.78